RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Related Party Transaction [Line Items]
Office Building Lease	$ 131	$ 131
Beihai Silver Beach [Member] | Management Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred	297	553
Vincent Tianquan Mo [Member]
Related Party Transaction [Line Items]
Office Building Lease	$ 131	131
Crowne Plaza [Member] | Hotel Service Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred		7
Upsky Long Island [Member] | Hotel Service Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred	$ 35	$ 3